Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000234825
Shareholder Report [Line Items]
Fund Name	Optica Rare Earths & Critical Materials ETF
Class Name	Optica Rare Earths & Critical Materials ETF
Trading Symbol	CRIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optica Rare Earths & Critical Materials ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at https://critetf.com/investor-materials. You can also request this information by contacting us at 833-344-2748.
Additional Information Phone Number	833-344-2748
Additional Information Website	https://critetf.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Optica Rare Earths & Critical Materials ETF	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks investment results, before fees and expenses, that track the performance of the EQM Rare Earths & Critical Materials Index (the “Index”). The Index provides exposure to 50 global public companies deriving significant revenue from rare earths or critical minerals mining, production, recycling, processing or refining of rare earths or critical metals. For the year ended November 30, 2024, the Fund had a total return of 8.94% at Net Asset Value ("NAV") verses its broad-based benchmark, the MSCI ACWI Index, which returned 26.12%.

Global headwinds and a volatile mining and refining sector linked to battery minerals, electric vehicle's, renewable energy and energy transition programs have affected returns. However, global demand for the critical minerals and materials continues to outstrip forecasted supply creating potential major revenue opportunities for the companies in the Index. By way of example, the recent growth in demand for artificial intelligence (AI) data centers, which require 4-6 times more power than regular data centers, is creating grid capacity pressure for power resulting in demand for copper and nuclear solutions. Autonomous cars have commenced taxi operations in the U.S. under the Waymo brand. An early paradigm shift in consumer traffic requiring critical minerals supporting energy, electric vehicle materials, high speed communications and data processing.

The Fund underperformed the MSCI ACWI Index predominantly due to the concentrated nature of the Index (50 core holdings) versus the Fund's benchmark index (3,000 holdings). The Fund continues to be robust in foreseeing gains due to ever widening supply-demand gaps; foretelling a potential future commodities boom benefiting the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Optica Rare Earths & Critical Materials ETF - $7740	MSCI ACWI Index (Net) (USD) - $12683
Mar/22	$10000	$10000
Nov/22	$8927	$8978
Nov/23	$7105	$10057
Nov/24	$7740	$12683

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,657,486
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 33,951
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,657,486	52	$33,951	54%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.5%
Energy	9.6%
Materials	89.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Freeport-McMoRan, Cl B	9.5%
BHP Group ADR	9.2%
Grupo Mexico	7.3%
Cameco	6.5%
Teck Resources, Cl B	5.8%
Alcoa	3.5%
Albemarle	3.4%
South32	3.0%
First Quantum Minerals	2.6%
Southern Copper	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	833-344-2748
Updated Prospectus Web Address	https://critetf.com/investor-materials